Long-Term Debt and Interest Rate Swap Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
7.125% Senior Secured Notes due 2017	$376	500
7.5% Senior Secured Notes due 2019, net of original issue discount	760	988
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	—
Senior secured credit facility	328	903
Capital lease obligations	82	86
Total debt	3,596	3,477
Less current portion	(11)	(12)
Long-term portion of debt and capital lease obligations	$3,585	3,465

Long-term debt consisted of the following:

		December 31,
(in millions)	2012	2011
7.125% Senior Secured Notes	$500	500
7.5% Senior Secured Notes, net of original issue discount	988	986
7.375% Senior Secured Notes	500	500
5.125% Senior Secured Notes	500	—
Senior secured credit facility	903	434
Capital lease obligations	86	70
Total debt	3,477	2,490
Less current portion	(12)	(10)
Long-term portion of debt and capital lease obligations	$3,465	2,480